THE ALGER FUNDS

     SUPPLEMENT DATED MAY 1, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 18, 2005

This supplement amends the Statement of Additional Information ("SAI") dated February 18, 2005 as described below.

1. The penultimate sentence of the 2nd paragraph under the caption "Trustees and Officers of the Trust" on page 23 is deleted and replaced with the following.

   The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302.


2. The biographies under the caption "Trustees and Officers of the Trust" on page 23 are deleted and replaced with the following.

                                                                                                             Number of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                            Trustee          which are
  Name, Age, Position with                                                                  and/or            Overseen
          the Trust             Principal Occupations During Past 5 Years                Officer Since      by Trustee
----------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
Fred M. Alger III (70)        Chairman of the Board of Alger Associates, Inc.                    1988              22
Chairman of the Board         ("Associates"), Fred Alger & Company, and
                              President Incorporated ("Alger Inc."), Alger
                              Management, Alger Properties, Inc. ("Properties"),
                              Alger Shareholder Services, Inc. ("Services"),
                              Alger Life Insurance Agency, Inc. ("Agency"),
                              Fred Alger  International Advisory S.A.
                              ("International"), five of the six investment
                              companies in the Alger Fund Complex,
                              Alger SICAV ("SICAV") and Analysts Resources,
                              Inc. ("ARI").

Dan C. Chung (42)             President since September 2003 and Chief                           2001              16
Trustee and                   Investment Officer and Director since 2001 of
President                     Alger Management; President since 2003 and
                              Director since 2001 of Associates, Properties,
                              Services, Agency, International (Director since 2003),
                              Alger National Trust Company ("Trust") and ARI;
                              President of the other five investment companies
                              in the Alger Fund Complex since September 2003;
                              Trustee/Director of four of the six investment


                                                                                                             Number of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                            Trustee          which are
  Name, Age, Position with                                                                  and/or            Overseen
          the Trust             Principal Occupations During Past 5 Years                Officer Since      by Trustee
----------------------------------------------------------------------------------------------------------------------
                              companies in the Alger Fund Complex since 2001;
                              senior analyst with Alger Management 1998-2001.

Hilary M. Alger,              Trustee/Director of five of the six investment                     2003              17
 CFA (43) Trustee             companies in the Alger Fund Complex since
                              2003; Director of Development, Pennsylvania
                              Ballet since 2004; Associate Director of
                              Development, College of Arts and Sciences and
                              Graduate School, University of Virginia 1999-2003;
                              Director of Development and Communications,
                              Lenox Hill Neighborhood House 1997-99.

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (72)        Attorney; Private investor since 1981; Trustee/                    1988              23
Trustee                       Director of the six investment companies
                              in the Alger Fund Complex; formerly of Counsel
                              to the law firm of Kohler & Barnes.

Charles F. Baird, Jr. (51)    Managing Partner of North Castle Partners, a                       2000              16
Trustee                       private equity securities group; Chairman of
                              Equinox, Leiner Health Products, Elizabeth
                              Arden Day Spas, Grand Expeditions of EAS;
                              Trustee/Director of four of the six investment
                              companies in the Alger Fund Complex. Formerly
                              Managing Director of AEA Investors, Inc.

Roger P. Cheever (59)         Associate Dean of Development, Harvard University;                 2000              16
Trustee                       Trustee/Director of four of the six investment companies
                              in the Alger Fund Complex. Formerly Deputy
                              Director of the Harvard College Fund.

Lester L. Colbert, Jr. (71)   Private investor since 1988; Trustee/Director of three             2000              17
Trustee                       of the six investment companies in the Alger Fund
                              Complex since 2000, of one since 2003, and of another
                              since 1974. Chairman of the Board, President and
                              Chief Executive Officer of Xidex Corporation 1972-87.

Nathan E. Saint-Amand,        Medical doctor in private practice; Member of the                  1988              23
      M.D. (67)               Board of the Manhattan Institute; Trustee/Director
                              Trustee of the six investment companies in the Alger
                              Fund Complex. Formerly Co-Chairman Special
                              Projects Committee of Memorial Sloan Kettering.

                                                                  2


                                                                                                             Number of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                            Trustee          which are
  Name, Age, Position with                                                                  and/or            Overseen
          the Trust             Principal Occupations During Past 5 Years                Officer Since      by Trustee
----------------------------------------------------------------------------------------------------------------------
OFFICERS


Frederick A. Blum (51)        Executive Vice President and Treasurer of                          1996              N/A
Treasurer and                 Alger Inc., Alger Management, Properties,
Assistant Secretary           Associates, ARI, Services and Agency since
                              September 2003 and Senior Vice President
                              prior thereto; Treasurer or Assistant Treasurer,
                              and Assistant Secretary, of the six investment
                              companies in the Alger Fund Complex; Director
                              of SICAV and International and Chairman of
                              the Board (and prior thereto Senior Vice
                              President) and Treasurer of Trust since
                              2003.

SAI SUPP 050105 ALGER

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